Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of discontinued operations [line items]
Purchases of property, plant and equipment	$ 4,979	$ 3,697	$ 5,707
Capitalised exploration	641	610	419
Proceeds from sale of assets	89	529	93
Net repayment of interest bearing liabilities	4,188	7,114	2,781
Dividends paid to non-controlling interests	1,582	575	62
Discontinued operations [member]
Disclosure of discontinued operations [line items]
Purchases of property, plant and equipment	900	555	1,239
Capitalised exploration			2
Proceeds from sale of assets	39	118	14
Net repayment of interest bearing liabilities	4	6	7
Distribution (contribution) to non-controlling interests	14	16	(1)
Dividends paid to non-controlling interests	$ 22	$ 6	$ 26